Interest rate benchmark reform (Detail) $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Line Items]
Total off-balance sheet irrevocable loan commitments	$ 44,000	$ 40,000
Interest rate benchmark reform
Disclosure Of Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Line Items]
Carrying value of loans related to revolving multi-currency credit lines where IBOR transition efforts are complete, except for USD LIBOR		$ 1,000
Number Of Contracts With Last USD LIBOR Fixing Before Contractual Maturity Date		2,000
Multicurrency loan commitments that have only USD LIBOR exposure remaining		$ 3,000
LIBOR benchmark rate USD | Interest rate benchmark reform
Disclosure Of Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Line Items]
Total carrying value of non-derivative financial assets		14,269
Total carrying value of non-derivative financial liabilities		$ 1,138
Trade count of derivative financial instruments		32,006
Total off-balance sheet irrevocable loan commitments		$ 4,606